Borrowings - Narrative (Details) $ in Thousands, R$ in Millions		1 Months Ended	7 Months Ended	12 Months Ended
	Sep. 21, 2017 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 BRL (R$)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities			$ 97,999	$ 70,221	$ 97,999
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 528,000	$ 517,300	$ 528,000
Borrowings, nominal rate (as a percent)				103.47%	105.65%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000
Issuance of senior notes	$ 495,700
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	6.00%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				5.16%		5.16%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				14.73%		14.73%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				2.50%		2.50%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				7.95%		7.95%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount | R$						R$ 400.0
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			3.80%		3.80%
Adjustment to interest rate basis (as a percent)				3.80%		3.80%
Argentina Subsidiaries | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Nominal amount							$ 100,000
Tenor period			8 years
Grace period			2 years
Amount received regarding loan agreement with IFC		$ 22,000
Argentina Subsidiaries | IFC Tranche A And B Granted 2020 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				4.00%		4.00%
Argentina Subsidiaries | Amended IFC Tranche A And B
Disclosure of detailed information about borrowings [line items]
Nominal amount				$ 60,000
Argentina Subsidiaries | Amended IFC Tranche A And B | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				3.00%		3.00%
U.S. Dollar | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				0.00%		0.00%
U.S. Dollar | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				6.20%		6.20%
U.S. Dollar | Argentina Subsidiaries | LIBOR Variable Rate Basis | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				4.00%		4.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				34.00%		34.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				39.00%		39.00%